UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Bahl & Gaynor Dividend ETF
BGDV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Bahl & Gaynor Dividend ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.bahl-gaynor.com/etf/bgdv. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Dividend ETF	$24	0.45%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$804,775,625
Number of Holdings	53
Net Advisory Fee	$1,690,079
Portfolio Turnover	14%
30-Day SEC Yield	0.99%
30-Day SEC Yield Unsubsidized	0.99%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.9%
Western Digital Corp.	5.0%
Broadcom, Inc.	4.8%
Eli Lilly & Co.	4.5%
Alphabet, Inc.	3.2%
Amphenol Corp.	3.1%
AbbVie, Inc.	3.1%
Motorola Solutions, Inc.	2.9%
Victory Capital Holdings, Inc.	2.9%
TJX Cos., Inc.	2.7%

Top Sectors	(% of Net Assets)
Information Technology	27.3%
Industrials	17.9%
Financials	16.0%
Health Care	11.9%
Energy	6.2%
Consumer Discretionary	5.4%
Communication Services	4.9%
Utilities	4.8%
Consumer Staples	3.2%
Cash & Other	2.4%
MANAGED DISTRIBUTIONS
The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bahl-gaynor.com/etf/bgdv.

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor LLC  documents not be householded, please contact Bahl & Gaynor LLC  at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor LLC  or your financial intermediary.

Bahl & Gaynor Income Growth ETF
BGIG (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Bahl & Gaynor Income Growth ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.bahl-gaynor.com/etf/bgig. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Income Growth ETF	$24	0.45%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,157,414,578
Number of Holdings	54
Net Advisory Fee	$2,897,250
Portfolio Turnover	19%
30-Day SEC Yield	1.80%
30-Day SEC Yield Unsubsidized	1.80%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Broadcom, Inc.	4.9%
UnitedHealth Group, Inc.	4.8%
Eli Lilly & Co.	4.4%
PNC Financial Services Group, Inc.	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.0%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.5%
Microsoft Corp.	3.4%
Williams Cos., Inc.	3.3%
Apollo Global Management, Inc.	3.2%

Top Sectors	(% of Net Assets)
Information Technology	20.6%
Health Care	16.8%
Financials	14.5%
Industrials	12.2%
Energy	10.0%
Utilities	7.3%
Consumer Discretionary	7.0%
Consumer Staples	6.0%
Real Estate	3.7%
Cash & Other	1.9%
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bahl-gaynor.com/etf/bgig.

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor LLC  documents not be householded, please contact Bahl & Gaynor LLC  at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor LLC  or your financial intermediary.

Bahl & Gaynor Small Cap Dividend ETF
SCDV (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Bahl & Gaynor Small Cap Dividend ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.bahl-gaynor.com/etf/scdv. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Small Cap Dividend ETF	$38	0.70%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$153,608,608
Number of Holdings	36
Net Advisory Fee	$489,299
Portfolio Turnover	18%
30-Day SEC Yield	0.42%
30-Day SEC Yield Unsubsidized	0.42%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Ensign Group, Inc.	7.4%
Curtiss-Wright Corp.	6.4%
Enpro, Inc.	5.9%
Federal Signal Corp.	5.2%
Silicon Motion Technology Corp.	5.0%
Chemed Corp.	4.8%
American Healthcare REIT, Inc.	4.6%
Littelfuse, Inc.	4.5%
Gildan Activewear, Inc.	4.4%
Victory Capital Holdings, Inc.	4.3%

Top Sectors	(% of Net Assets)
Industrials	31.3%
Health Care	15.1%
Information Technology	12.9%
Financials	11.9%
Consumer Discretionary	9.4%
Real Estate	5.9%
Materials	4.2%
Utilities	2.7%
Consumer Staples	2.4%
Cash & Other	4.2%
MANAGED DISTRIBUTIONS
The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bahl-gaynor.com/etf/scdv.

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor LLC  documents not be householded, please contact Bahl & Gaynor LLC  at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor LLC  or your financial intermediary.

Bahl & Gaynor Small/Mid Cap Income Growth ETF
SMIG (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Bahl & Gaynor Small/Mid Cap Income Growth ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.bahl-gaynor.com/etf/smig. You can also request this information by contacting us at (855) 994-1711.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$32	0.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,456,656,087
Number of Holdings	42
Net Advisory Fee	$3,829,226
Portfolio Turnover	20%
30-Day SEC Yield	1.64%
30-Day SEC Yield Unsubsidized	1.64%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Silicon Motion Technology Corp.	6.7%
Targa Resources Corp.	4.9%
Snap-on, Inc.	4.7%
Victory Capital Holdings, Inc.	4.3%
DT Midstream, Inc.	4.2%
Hubbell, Inc.	4.0%
Gildan Activewear, Inc.	3.8%
Packaging Corp. of America	3.3%
NiSource, Inc.	3.3%
Evercore, Inc.	3.2%

Top Sectors	(% of Net Assets)
Industrials	19.7%
Financials	19.7%
Energy	10.4%
Information Technology	10.1%
Consumer Discretionary	9.9%
Real Estate	9.7%
Utilities	9.3%
Materials	6.2%
Health Care	2.7%
Cash & Other	2.3%
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bahl-gaynor.com/etf/smig.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bahl & Gaynor LLC  documents not be householded, please contact Bahl & Gaynor LLC  at (855) 994-1711, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bahl & Gaynor LLC  or your financial intermediary.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Bahl & Gaynor Dividend ETF (Ticker: BGDV)
Bahl & Gaynor Income Growth ETF (Ticker: BGIG)
Bahl & Gaynor Small Cap Dividend ETF (Ticker: SCDV)
Bahl & Gaynor Small/Mid Cap Income Growth ETF (Ticker: SMIG)
Semi-Annual Financial Statements and Additional Information
June 30, 2026

BAHL & GAYNOR DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 4.9%
Alphabet, Inc. - Class A	71,963	$25,717,417
Meta Platforms, Inc. - Class A	24,527	13,815,814
		39,533,231
Consumer Discretionary - 5.4%
Ferrari NV	27,408	10,203,724
Home Depot, Inc.	32,323	11,399,676
TJX Cos., Inc.	143,285	21,707,677
		43,311,077
Consumer Staples - 3.2%
Mondelez International, Inc. - Class A	213,781	12,365,093
Procter & Gamble Co.	23,462	3,440,468
Walmart, Inc.	89,470	10,133,372
		25,938,933
Energy - 6.2%
Chevron Corp.	47,288	7,838,459
Targa Resources Corp.	74,795	20,055,531
Williams Cos., Inc.	290,711	21,611,456
		49,505,446
Financials - 16.0%
Apollo Global Management, Inc.	88,171	10,431,511
Cboe Global Markets, Inc.	48,087	11,669,272
CME Group, Inc.	14,740	3,255,034
Evercore, Inc. - Class A	15,586	5,321,684
Hartford Insurance Group, Inc.	132,564	17,567,381
JPMorgan Chase & Co.	55,645	18,214,278
KKR & Co., Inc.	66,804	6,131,271
Reinsurance Group of America, Inc.	78,309	16,652,409
Travelers Cos., Inc.	48,454	15,995,635
Victory Capital Holdings, Inc. - Class A	277,837	23,354,978
		128,593,453
Health Care - 11.9%
AbbVie, Inc.	98,679	24,831,583
Eli Lilly & Co.	30,318	36,364,319
Encompass Health Corp.	146,543	14,812,566
UnitedHealth Group, Inc.	47,844	19,885,402
		95,893,870
Industrials - 17.9%
Carlisle Cos., Inc.	26,910	9,761,603
Carrier Global Corp.	271,566	19,919,366
Cintas Corp.	105,084	17,872,687
General Electric Co.	19,497	7,286,614
Hubbell, Inc.	30,780	16,104,096
L3Harris Technologies, Inc.	27,553	8,006,626
Parker-Hannifin Corp.	18,075	17,679,519
RB Global, Inc.	83,239	9,693,182
Snap-on, Inc.	47,498	19,113,195
Waste Management, Inc.	84,272	18,782,543
		144,219,431

	Shares	Value
Information Technology - 27.3%(a)
Accenture PLC - Class A	32,960	$4,101,542
Amphenol Corp. - Class A	141,309	24,915,603
Analog Devices, Inc.	36,655	14,558,266
Broadcom, Inc.	102,942	38,886,341
Microsoft Corp.	41,613	15,522,481
Motorola Solutions, Inc.	56,857	23,612,144
NVIDIA Corp.	48,691	9,742,582
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	99,891	47,704,945
Western Digital Corp.	63,508	40,563,830
		219,607,734
Materials - 1.6%
Linde PLC	24,976	12,961,045
Real Estate - 0.8%
Welltower, Inc.	28,116	6,381,489
Utilities - 4.8%
CMS Energy Corp.	143,220	10,956,330
NextEra Energy, Inc.	187,184	16,429,140
Sempra	117,103	10,856,619
		38,242,089
TOTAL COMMON STOCKS (Cost $668,956,269)		804,187,798

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.1%
3.61%, 09/10/2026(b)	$40,000	39,713
3.63%, 09/17/2026(b)	260,000	257,949
3.59%, 09/24/2026(b)	659,000	653,319
3.71%, 10/01/2026(b)	49,000	48,533
TOTAL U.S. TREASURY BILLS (Cost $999,702)		999,514
TOTAL INVESTMENTS - 100.1% (Cost $669,955,971)		$805,187,312
Liabilities in Excess of Other Assets - (0.1)%		(411,687)
TOTAL NET ASSETS - 100.0%		$804,775,625

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

1

BAHL & GAYNOR DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	The rate shown is the annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

BAHL & GAYNOR INCOME GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 1.2%
TKO Group Holdings, Inc.	125,115	$25,186,901
Consumer Discretionary - 7.0%
Darden Restaurants, Inc.	205,347	42,303,535
Garmin Ltd.	189,596	45,036,634
Home Depot, Inc.	122,346	43,148,987
McDonald’s Corp.	75,248	20,340,287
		150,829,443
Consumer Staples - 6.0%
British American Tobacco PLC - ADR	458,433	28,312,822
Mondelez International, Inc. - Class A	613,809	35,502,713
Philip Morris International, Inc.	176,865	31,996,647
Procter & Gamble Co.	237,188	34,781,248
		130,593,430
Energy - 10.0%
Chevron Corp.	277,218	45,951,656
Exxon Mobil Corp.	174,238	23,821,819
Kinder Morgan, Inc.	651,486	20,828,008
ONEOK, Inc.	200,500	17,431,470
Targa Resources Corp.	136,451	36,587,971
Williams Cos., Inc.	947,309	70,422,951
		215,043,875
Financials - 14.5%
Apollo Global Management, Inc.	581,318	68,775,733
CME Group, Inc.	109,237	24,122,807
Hartford Insurance Group, Inc.	85,318	11,306,341
JPMorgan Chase & Co.	195,258	63,913,801
PNC Financial Services Group, Inc.	360,374	88,731,286
Travelers Cos., Inc.	170,154	56,171,238
		313,021,206
Health Care - 16.8%
AbbVie, Inc.	301,310	75,821,649
Eli Lilly & Co.	79,854	95,779,283
Johnson & Johnson	341,930	86,839,962
UnitedHealth Group, Inc.	251,232	104,419,556
		362,860,450
Industrials - 12.2%
Automatic Data Processing, Inc.	141,769	31,749,168
Cummins, Inc.	62,004	44,221,873
Eaton Corp. PLC	81,740	34,831,049
Fastenal Co.	637,696	30,628,539
General Dynamics Corp.	146,997	52,072,217
Illinois Tool Works, Inc.	89,499	24,206,794
RTX Corp.	158,023	29,981,704
Union Pacific Corp.	54,195	14,741,040
		262,432,384
Information Technology - 20.6%
Accenture PLC - Class A	106,570	13,261,571
Broadcom, Inc.	277,866	104,963,882

	Shares	Value
Cisco Systems, Inc.	513,987	$60,372,913
Corning, Inc.	152,210	38,879,000
Intuit, Inc.	26,423	6,896,403
Microsoft Corp.	195,941	73,089,912
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	182,932	87,362,835
TE Connectivity PLC	229,676	46,304,978
Texas Instruments, Inc.	47,926	14,285,303
		445,416,797
Materials - 0.6%
Linde PLC	23,900	12,402,666
Real Estate - 3.7%
AvalonBay Communities, Inc.	136,286	25,715,805
Ventas, Inc.	245,278	21,780,687
VICI Properties, Inc.	1,248,653	33,151,737
		80,648,229
Utilities - 7.3%
NextEra Energy, Inc.	550,668	48,332,130
PPL Corp.	944,643	34,337,773
Sempra	369,632	34,268,583
WEC Energy Group, Inc.	342,880	40,038,098
		156,976,584
TOTAL COMMON STOCKS (Cost $1,615,367,475)		2,155,411,965

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.2%
3.61%, 09/10/2026(a)	$987,000	979,924
3.63%, 09/17/2026(a)	44,000	43,653
3.65%, 09/24/2026(a)	1,460,000	1,447,413
3.71%, 10/01/2026(a)	802,000	794,354
TOTAL U.S. TREASURY BILLS (Cost $3,265,688)		3,265,344
TOTAL INVESTMENTS - 100.1% (Cost $1,618,633,163)		$2,158,677,309
Liabilities in Excess of Other Assets - (0.1)%		(1,262,731)
TOTAL NET ASSETS - 100.0%		$2,157,414,578

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown is the annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

BAHL & GAYNOR SMALL CAP DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 1.8%
New York Times Co. - Class A	39,775	$2,783,455
Consumer Discretionary - 9.4%
Gildan Activewear, Inc.	130,853	6,752,015
Installed Building Products, Inc.	4,616	1,060,942
Texas Roadhouse, Inc.	25,874	4,999,633
Winmark Corp.	3,942	1,667,781
		14,480,371
Consumer Staples - 2.4%
Interparfums, Inc.	17,095	1,912,247
PriceSmart, Inc.	9,496	1,854,948
		3,767,195
Energy - 2.3%
DT Midstream, Inc.	23,675	3,474,070
Financials - 11.9%
Evercore, Inc. - Class A	16,914	5,775,116
First Financial Bancorp	69,782	2,360,725
Reinsurance Group of America, Inc.	16,931	3,600,377
Victory Capital Holdings, Inc. - Class A	78,377	6,588,371
		18,324,589
Health Care - 15.1%
Chemed Corp.	15,694	7,309,323
Encompass Health Corp.	22,221	2,246,099
Ensign Group, Inc.	70,724	11,337,057
US Physical Therapy, Inc.	32,769	2,250,575
		23,143,054
Industrials - 31.3%(a)
AAON, Inc.	16,191	2,053,990
Applied Industrial Technologies, Inc.	10,296	3,481,592
Armstrong World Industries, Inc.	7,966	1,277,906
BWX Technologies, Inc.	24,059	4,683,084
Curtiss-Wright Corp.	12,938	9,803,899
Enpro, Inc.	24,169	9,110,021
Federal Signal Corp.	62,627	8,046,943
Moog, Inc. - Class A	6,614	2,803,278
MSA Safety, Inc.	19,932	3,479,729
Tetra Tech, Inc.	113,200	3,270,348
		48,010,790
Information Technology - 12.9%
Badger Meter, Inc.	12,941	1,920,186
Entegris, Inc.	18,719	3,366,799
Littelfuse, Inc.	15,075	6,864,100
Silicon Motion Technology Corp. - ADR	22,874	7,624,590
		19,775,675
Materials - 4.2%
AptarGroup, Inc.	18,931	2,370,161
Balchem Corp.	24,624	4,160,225
		6,530,386

	Shares	Value
Real Estate - 5.9%
American Healthcare REIT, Inc.	135,915	7,087,967
Terreno Realty Corp.	30,723	1,989,929
		9,077,896
Utilities - 2.7%
Chesapeake Utilities Corp.	33,638	4,119,982
TOTAL COMMON STOCKS (Cost $127,490,242)		153,487,463

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.1%
3.57%, 09/24/2026(b)	$144,000	142,758
TOTAL U.S. TREASURY BILLS (Cost $142,796)		142,758
TOTAL INVESTMENTS - 100.0% (Cost $127,633,038)		$153,630,221
Liabilities in Excess of Other Assets - (0.0)%(c)		(21,613)
TOTAL NET ASSETS - 100.0%		$153,608,608

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	The rate shown is the annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

BAHL & GAYNOR SMALL/MID CAP INCOME GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 9.9%
Dick’s Sporting Goods, Inc.	68,181	$15,464,133
Gildan Activewear, Inc.	1,065,967	55,003,897
Penske Automotive Group, Inc.	187,794	33,605,736
Texas Roadhouse, Inc.	210,521	40,678,973
		144,752,739
Consumer Staples - 2.2%
Interparfums, Inc.	286,876	32,089,949
Energy - 10.4%
DT Midstream, Inc.	416,003	61,044,280
Plains GP Holdings LP - Class A	770,936	18,710,617
Targa Resources Corp.	265,792	71,269,467
		151,024,364
Financials - 19.7%
American Financial Group, Inc.	224,395	31,401,836
Cboe Global Markets, Inc.	94,502	22,932,801
Evercore, Inc. - Class A	135,013	46,098,839
First Financial Bancorp	1,286,999	43,539,176
Hartford Insurance Group, Inc.	294,064	38,969,361
Reinsurance Group of America, Inc.	190,821	40,578,086
Victory Capital Holdings, Inc. - Class A	745,368	62,655,634
		286,175,733
Health Care - 2.7%
US Physical Therapy, Inc.	581,397	39,930,346
Industrials - 19.7%
Allegion PLC	102,073	14,340,236
Broadridge Financial Solutions, Inc.	70,866	9,705,099
Hubbell, Inc.	111,619	58,399,061
MSC Industrial Direct Co., Inc. - Class A	174,319	20,735,245
RB Global, Inc.	321,646	37,455,676
Ryder System, Inc.	159,322	42,024,364
Snap-on, Inc.	170,012	68,412,829
Watsco, Inc.	86,661	36,114,238
		287,186,748
Information Technology - 10.1%
Amdocs Ltd.	296,009	14,960,295
NetApp, Inc.	228,606	35,379,065
Silicon Motion Technology Corp. - ADR	291,144	97,047,029
		147,386,389
Materials - 6.2%
Avery Dennison Corp.	80,459	13,062,519
Packaging Corp. of America	201,805	48,086,095
RPM International, Inc.	262,861	29,217,000
		90,365,614

	Shares	Value
Real Estate - 9.7%
Agree Realty Corp.	549,423	$41,613,298
American Healthcare REIT, Inc.	830,105	43,289,975
Equity LifeStyle Properties, Inc.	552,702	35,621,644
Terreno Realty Corp.	316,575	20,504,563
		141,029,480
Utilities - 9.3%
Alliant Energy Corp.	582,995	44,476,689
Atmos Energy Corp.	98,220	16,920,359
CMS Energy Corp.	335,458	25,662,537
NiSource, Inc.	1,009,983	48,024,692
		135,084,277
TOTAL COMMON STOCKS (Cost $1,241,056,023)		1,455,025,639

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.2%
3.60%, 09/10/2026(a)	$1,303,000	1,293,659
3.64%, 09/17/2026(a)	352,000	349,224
3.57%, 09/24/2026(a)	379,000	375,732
3.71%, 10/01/2026(a)	437,000	432,834
TOTAL U.S. TREASURY BILLS (Cost $2,451,803)		2,451,449
TOTAL INVESTMENTS - 100.1% (Cost $1,243,507,826)		$1,457,477,088
Liabilities in Excess of Other Assets - (0.1)%		(821,001)
TOTAL NET ASSETS - 100.0%		$1,456,656,087

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown is the annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

Bahl & Gaynor ETFs
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Bahl & Gaynor Dividend ETF	Bahl & Gaynor Income Growth ETF	Bahl & Gaynor Small Cap Dividend ETF	Bahl & Gaynor Small/Mid Cap Income Growth ETF
ASSETS:
Investments, at value	$ 805,187,312	$ 2,158,677,309	$ 153,630,221	$ 1,457,477,088
Dividends receivable	482,500	2,643,853	103,328	1,941,101
Dividend tax reclaims receivable	18,099	—	14,954	—
Cash	3,888	11,452	4,683	8,039
Receivable for fund shares sold	—	—	—	656,892
Total assets	805,691,799	2,161,332,614	153,753,186	1,460,083,120
LIABILITIES:
Distributions payable	623,040	3,127,932	44,320	2,083,510
Payable to Adviser	293,134	790,104	85,049	692,990
Payable for investments purchased	—	—	15,209	650,533
Total liabilities	916,174	3,918,036	144,578	3,427,033
NET ASSETS	$ 804,775,625	$ 2,157,414,578	$ 153,608,608	$ 1,456,656,087
NET ASSETS CONSIST OF:
Paid-in capital	$ 665,500,760	$ 1,420,739,626	$ 124,708,175	$ 1,293,293,709
Total distributable earnings/(accumulated losses)	139,274,865	736,674,952	28,900,433	163,362,378
Total net assets	$ 804,775,625	$ 2,157,414,578	$ 153,608,608	$ 1,456,656,087
Net assets	$ 804,775,625	$ 2,157,414,578	$ 153,608,608	$ 1,456,656,087
Shares issued and outstanding (unlimited shares authorized without par value)	25,960,000	60,122,547	5,540,000	44,350,000
Net asset value per share	$31.00	$35.88	$27.73	$32.84
Cost:
Investments, at cost	$ 669,955,971	$ 1,618,633,163	$ 127,633,038	$ 1,243,507,826

The accompanying notes are an integral part of these financial statements.

6

Bahl & Gaynor ETFs
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	Bahl & Gaynor Dividend ETF	Bahl & Gaynor Income Growth ETF	Bahl & Gaynor Small Cap Dividend ETF	Bahl & Gaynor Small/Mid Cap Income Growth ETF
INVESTMENT INCOME:
Dividend income	$5,708,472	$14,846,094	$820,336	$14,892,676
Less: dividend withholding taxes	(68,802)	(44,856)	(9,627)	(97,791)
Less: issuance fees	—	—	(23)	(933)
Interest income	9,381	29,407	1,826	26,503
Other income	—	2,101	—	—
Total investment income	5,649,051	14,832,746	812,512	14,820,455
EXPENSES:
Investment advisory fee	1,690,079	2,897,250	489,299	3,829,226
Total expenses	1,690,079	2,897,250	489,299	3,829,226
NET INVESTMENT INCOME (loss)	3,958,972	11,935,496	323,213	10,991,229
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(17,980,967)	(30,096,558)	(5,727,290)	(44,694,634)
In-kind redemptions	55,080,641	238,947,371	14,193,507	45,255,114
Net realized gain (loss)	37,099,674	208,850,813	8,466,217	560,480
Net change in unrealized appreciation (depreciation) on:
Investments	55,913,246	(9,604,158)	11,789,627	171,413,466
Net change in unrealized appreciation (depreciation)	55,913,246	(9,604,158)	11,789,627	171,413,466
Net realized and unrealized gain (loss)	93,012,920	199,246,655	20,255,844	171,973,946
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,971,892	$ 211,182,151	$ 20,579,057	$ 182,965,175

The accompanying notes are an integral part of these financial statements.

7

Bahl & Gaynor ETFs
Statements of Changes in Net Assets

	Bahl & Gaynor Dividend ETF		Bahl & Gaynor Income Growth ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$3,958,972	$7,986,828	$11,935,496	$5,219,802
Net realized gain (loss)	37,099,674	229,029,278	208,850,813	27,541,440
Net change in unrealized appreciation (depreciation)	55,913,246	(152,161,260)	(9,604,158)	(1,324,190)
Net increase (decrease) in net assets from operations	96,971,892	84,854,846	211,182,151	31,437,052
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,466,146)	(8,037,354)	(11,443,147)	(5,243,170)
Total distributions to shareholders	(3,466,146)	(8,037,354)	(11,443,147)	(5,243,170)
CAPITAL TRANSACTIONS:
Shares issued from merger/reorganization	—	—	1,571,524,376	—
Shares sold	159,771,116	620,772,174	575,145,369	313,095,263
Shares redeemed	(161,252,195)	(643,203,364)	(582,573,896)	(111,841,624)
Net increase (decrease) in net assets from capital transactions	(1,481,079)	(22,431,190)	1,564,095,849	201,253,639
NET INCREASE (DECREASE) IN NET ASSETS	92,024,667	54,386,302	1,763,834,853	227,447,521
NET ASSETS:
Beginning of the period	712,750,958	658,364,656	393,579,725	166,132,204
End of the period	$804,775,625	$712,750,958	$ 2,157,414,578	$393,579,725
SHARES TRANSACTIONS
Shares sold	5,450,000	24,340,000	16,870,000	10,080,000
Shares issued from merger/organization	—	—	48,024,733	—
Shares redeemed	(5,520,000)	(25,300,000)	(16,942,186)	(3,570,000)
Total increase (decrease) in shares outstanding	(70,000)	(960,000)	47,952,547	6,510,000

The accompanying notes are an integral part of these financial statements.

8

Bahl & Gaynor ETFs
Statements of Changes in Net Assets(Continued)

	Bahl & Gaynor Small Cap Dividend ETF		Bahl & Gaynor Small/Mid Cap Income Growth ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$323,213	$694,777	$10,991,229	$19,160,558
Net realized gain (loss)	8,466,217	20,876,579	560,480	(3,118,529)
Net change in unrealized appreciation (depreciation)	11,789,627	(17,871,414)	171,413,466	(4,290,387)
Net increase (decrease) in net assets from operations	20,579,057	3,699,942	182,965,175	11,751,642
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(243,774)	(700,100)	(11,901,340)	(19,193,930)
Total distributions to shareholders	(243,774)	(700,100)	(11,901,340)	(19,193,930)
CAPITAL TRANSACTIONS:
Shares sold	45,305,762	88,930,111	319,990,762	537,397,955
Shares redeemed	(36,398,601)	(63,043,010)	(166,600,296)	(140,807,603)
Net increase (decrease) in net assets from capital transactions	8,907,161	25,887,101	153,390,466	396,590,352
NET INCREASE (DECREASE) IN NET ASSETS	29,242,444	28,886,943	324,454,301	389,148,064
NET ASSETS:
Beginning of the period	124,366,164	95,479,221	1,132,201,786	743,053,722
End of the period	$ 153,608,608	$ 124,366,164	$ 1,456,656,087	$ 1,132,201,786
SHARES TRANSACTIONS
Shares sold	1,700,000	3,770,000	10,360,000	18,630,000
Shares redeemed	(1,370,000)	(2,660,000)	(5,350,000)	(4,870,000)
Total increase (decrease) in shares outstanding	330,000	1,110,000	5,010,000	13,760,000

The accompanying notes are an integral part of these financial statements.

9

BAHL & GAYNOR DIVIDEND ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.38	$24.39	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.15	0.30	0.03
Net realized and unrealized gain (loss) on investments(c)	3.60	3.00	(0.62)
Total from investment operations	3.75	3.30	(0.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.31)	(0.02)
Net realized gains	—	(0.00)(d)	—
Total distributions	(0.13)	(0.31)	(0.02)
Net asset value, end of period	$31.00	$27.38	$24.39
Total return(e)	13.74%	13.62%	−2.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$804,776	$712,751	$658,365
Ratio of expenses to average net assets(f)	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(f)	1.05%	1.19%	1.90%
Portfolio turnover rate(e)(g)	14%	32%	2%

(a)	Inception date of the Fund was December 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

BAHL & GAYNOR INCOME GROWTH ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$32.34	$29.35	$25.65	$25.02
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.32	0.63	0.60	0.20
Net realized and unrealized gain (loss) on investments(c)	3.53	2.97	3.69	0.63
Total from investment operations	3.85	3.60	4.29	0.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.61)	(0.59)	(0.20)
Total distributions	(0.31)	(0.61)	(0.59)	(0.20)
Net asset value, end of period	$35.88	$32.34	$29.35	$25.65
Total return(d)	11.96%	12.39%	16.87%	3.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,157,415	$393,580	$166,132	$114,133
Ratio of expenses to average net assets(e)	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(e)	1.85%	2.04%	2.10%	2.82%
Portfolio turnover rate(d)(f)	19%	28%	15%	4%

(a)	Inception date of the Fund was September 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

BAHL & GAYNOR SMALL CAP DIVIDEND ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.87	$23.29	$25.02
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.06	0.15	0.01
Net realized and unrealized gain (loss) on investments(c)	3.84	0.58	(1.73)
Total from investment operations	3.90	0.73	(1.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.15)	(0.01)
Net realized gains	—	(0.00)(d)	—
Total distributions	(0.04)	(0.15)	(0.01)
Net asset value, end of period	$27.73	$23.87	$23.29
Total return(e)	16.36%	3.15%	−6.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$153,609	$124,366	$95,479
Ratio of expenses to average net assets(f)	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets(f)	0.46%	0.63%	0.97%
Portfolio turnover rate(e)(g)	18%	24%	1%

(a)	Inception date of the Fund was December 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

BAHL & GAYNOR SMALL/MID CAP INCOME GROWTH ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended October 31,			Period Ended October 31, 2021(b)
				2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$28.78	$29.05	$29.37	$21.95	$23.01	$24.96	$25.10
INVESTMENT OPERATIONS:
Net investment income (loss)(c)	0.26	0.53	0.12	0.51	0.49	0.48	0.08
Net realized and unrealized gain (loss) on investments(d)	4.08	(0.27)	(0.33)	7.41	(1.08)	(2.01)	(0.15)
Total from investment operations	4.34	0.26	(0.21)	7.92	(0.59)	(1.53)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.53)	(0.11)	(0.50)	(0.47)	(0.42)	(0.07)
Total distributions	(0.28)	(0.53)	(0.11)	(0.50)	(0.47)	(0.42)	(0.07)
Net asset value, end of period	$32.84	$28.78	$29.05	$29.37	$21.95	$23.01	$24.96
Total return(e)	15.17%	0.89%	−0.74%	36.37%(h)	−2.60%	−6.16%	−0.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,456,656	$1,132,202	$743,054	$662,670	$307,786	$141,490	$6,740
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	1.72%	1.85%	2.28%	1.91%	2.10%	2.08%	1.70%
Portfolio turnover rate(e)(g)	20%	17%	4%	16%	19%	31%	5%

(a)	The Fund changed its fiscal year-end from October 31st to December 31st. The period ended December 31, 2024 represents activity from November 1, 2024 through December 31, 2024.
(b)	Inception date of the Fund was August 25, 2021.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
The Fund had trade errors during the year resulting in a loss of $18,156, which was subsequently reimbursed to the Fund by the Adviser. The Total return for the year would have been 36.36% before the reimbursement.

The accompanying notes are an integral part of these financial statements.

13

BAHL & GAYNOR ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Bahl & Gaynor Small Cap Dividend ETF is a non-diversified series and Bahl & Gaynor Dividend ETF, Bahl & Gaynor Income Growth ETF, and Bahl & Gaynor Small/Mid Cap Income Growth ETF, (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Bahl & Gaynor Dividend ETF is to seek long-term growth of dividend income, downside protection relative to the broader equity market, and total return. The investment objective of Bahl & Gaynor Income Growth ETF is to seek current and growing dividend income, downside protection relative to the broader equity market, and long-term capital appreciation. The investment objective of Bahl & Gaynor Small Cap Dividend ETF is to seek long-term growth of dividend income, downside protection, and total return. The investment objective of Bahl & Gaynor Small/Mid Cap Income Growth ETF is to seek current and growing dividend income, downside protection, and long-term capital appreciation. Bahl & Gaynor Income Growth ETF commenced operations on September 14, 2023. Bahl & Gaynor Small/Mid Cap Income Growth ETF commenced operations on August 25, 2021. Both the Bahl & Gaynor Dividend ETF and Bahl & Gaynor Small Cap Dividend ETF commenced operations on December 11, 2024.
The end of the reporting period for the Funds is June 30, 2026. The current fiscal period is the period from January 1, 2026 through June 30, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

14

BAHL & GAYNOR ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Bahl & Gaynor Dividend ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$804,187,798	$—	$—	$804,187,798
U.S. Treasury Bills	—	999,514	—	999,514
Total Investments	$804,187,798	$999,514	$—	$805,187,312

Refer to the Schedule of Investments for further disaggregation of investment categories.
Bahl & Gaynor Income Growth ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$2,155,411,965	$—	$—	$2,155,411,965
U.S. Treasury Bills	—	3,265,344	—	3,265,344
Total Investments	$2,155,411,965	$3,265,344	$—	$2,158,677,309

Refer to the Schedule of Investments for further disaggregation of investment categories.

15

BAHL & GAYNOR ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Bahl & Gaynor Small Cap Dividend ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$ 153,487,463	$—	$—	$153,487,463
U.S. Treasury Bills	—	142,758	—	142,758
Total Investments	$153,487,463	$142,758	$—	$153,630,221

Refer to the Schedule of Investments for further disaggregation of investment categories.
Bahl & Gaynor Small/Mid Cap Income Growth ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$1,455,025,639	$—	$—	$1,455,025,639
U.S. Treasury Bills	—	2,451,449	—	2,451,449
Total Investments	$1,455,025,639	$2,451,449	$—	$1,457,477,088

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from the Funds’ investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Funds. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

16

BAHL & GAYNOR ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions and excess distributions. For the fiscal period ended December 31, 2025, the following table shows the reclassifications made:

Fund	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Bahl & Gaynor Dividend ETF	$(260,107,606)	$260,107,606
Bahl & Gaynor Income Growth ETF	$(34,915,878)	$34,915,878
Bahl & Gaynor Small Cap Dividend ETF	$(26,358,912)	$26,358,912
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$(22,303,176)	$22,303,176

I.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Bahl & Gaynor ETF Operations Group, who collectively serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.
NOTE 3 – The Reorganization.
After the close of business on March 27, 2026, the Bahl & Gaynor Income Growth ETF (the “Acquiring Fund”) acquired all net assets of the Bahl & Gaynor Income Growth Fund (the “Acquired Fund”) pursuant to a plan of reorganization (the “Plan”) approved by the shareholders of the Acquired Fund on March 12, 2026. The primary business purpose for the reorganization was to reorganize the Acquired Fund, which was a mutual fund, into the Acquiring Fund, which is an ETF, because the Adviser believes that the ETF structure of the Acquiring Fund offers a better value proposition for shareholders than a traditional open-end mutual fund, primarily because of consistent costs through the unitary management fee structure, intraday trading flexibility, and the possibility of advantageous tax treatment. The Acquired Fund and the Acquiring Fund had substantially similar investment objectives. The reorganization closed as of the close of business March 27, 2026 as a non-taxable event. The expenses relating to the reorganization were borne by the Adviser. Under the terms of the Plan, shareholders of the Acquired Fund received shares of the Acquiring Fund equal in U.S. dollar value to the interests of such shareholders in the Acquired Fund as of March 27, 2026. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were

17

BAHL & GAYNOR ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
recorded at fair value, however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Acquired Fund’s net assets, including $524,711,193 of unrealized appreciation, were combined with those of the Acquiring Fund. The following table illustrates the specifics of the reorganization:

	Pre-Reorganization Net Assets	Pre-Reorganization Shares Outstanding	Pre-Reorganization Net Asset Value
Bahl & Gaynor Income Growth Fund	$1,571,524,376(1)	73,497,472	$21.38
Bahl & Gaynor Income Growth ETF	433,254,526(2)	13,240,000	32.72

	Post-Reorganization Net Assets	Post-Reorganization Shares Outstanding	Exchange Ratio
Bahl & Gaynor Income Growth Fund	$—	—	—
Bahl & Gaynor Income Growth ETF	$2,004,778,902	61,264,733	0.65342020

(1)	Includes accumulated net investment income, accumulated realized losses, and unrealized appreciation in the amounts of $1,178,987, $(2,273,660), and $524,711,193, respectively.
(2)	Includes accumulated net investment income, accumulated realized gains, and unrealized appreciation in the amounts of $146,326, $65,105,196, and $20,098,395, respectively.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since March 27, 2026.
Assuming the acquisition had been completed on January 1, 2026, the beginning of the annual reporting period, the Acquiring Fund’s unaudited pro forma results of operations for the current fiscal period would be as follows:

Net investment income (loss):	$20,377,297
Net realized gain (loss) on investments:	$341,501,640
Net increase (decrease) in net assets resulting from operations:	$303,982,798

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Bahl & Gaynor LLC, (fka Bahl & Gaynor, Inc.), (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other non-distribution-related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, Bahl & Gaynor Dividend ETF pays the Adviser 0.45%, Bahl & Gaynor Income Growth ETF pays the Adviser 0.45%, Bahl & Gaynor Small Cap Dividend ETF pays the Adviser 0.70%, and Bahl & Gaynor Small/Mid Cap Income Growth ETF pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.

18

BAHL & GAYNOR ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Bahl & Gaynor Dividend ETF	$105,960,533	$113,657,872
Bahl & Gaynor Income Growth ETF	$258,705,353	$276,673,552
Bahl & Gaynor Small Cap Dividend ETF	$25,587,625	$27,534,674
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$257,608,798	$266,419,998

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Bahl & Gaynor Dividend ETF	$155,958,719	$149,096,577
Bahl & Gaynor Income Growth ETF	$564,953,822	$538,353,287
Bahl & Gaynor Small Cap Dividend ETF	$44,725,768	$33,638,176
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$316,163,243	$153,569,655

NOTE 6 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2025 were as follows:

	Bahl & Gaynor Dividend ETF	Bahl & Gaynor Income Growth ETF	Bahl & Gaynor Small Cap Dividend ETF	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Tax cost of investments	$656,173,711	$374,402,075	$114,341,978	$1,105,957,251
Gross tax unrealized appreciation	93,910,312	33,973,383	19,286,428	106,463,816
Gross tax unrealized depreciation	(36,585,126)	(14,668,874)	(9,174,406)	(79,724,780)
Net tax unrealized appreciation (depreciation)	57,325,186	19,304,509	10,112,022	26,739,036
Undistributed ordinary income	3,493	—	—	—
Undistributed long-term gain	—	—	—	—
Other accumulated gain (loss)	(11,559,560)	(5,985,081)	(1,546,872)	(34,440,493)
Distributable earnings (accumulated losses)	$45,769,119	$13,319,428	$8,565,150	$(7,701,457)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2025, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

19

BAHL & GAYNOR ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
As of December 31, 2025, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Bahl & Gaynor Dividend ETF	$7,954,229	$3,605,331
Bahl & Gaynor Income Growth ETF	$3,099,276	$2,885,805
Bahl & Gaynor Small Cap Dividend ETF	$583,009	$963,863
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$16,323,793	$18,116,700

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2025, was as follows:

	Ordinary Income	Long-Term Capital Gain
Bahl & Gaynor Dividend ETF	$8,037,354	$—
Bahl & Gaynor Income Growth ETF	$5,243,170	$—
Bahl & Gaynor Small Cap Dividend ETF	$700,100	$—
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$19,193,930	$—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024, was as follows:

	Ordinary Income	Long-Term Capital Gain
Bahl & Gaynor Dividend ETF	$641,519	$—
Bahl & Gaynor Income Growth ETF	$3,014,394	$—
Bahl & Gaynor Small Cap Dividend ETF	$51,970	$28
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$2,730,829	$—

The tax character of distributions paid by the Bahl & Gaynor Small/Mid Cap Income Growth ETF during the fiscal year ended October 31, 2024 was $8,737,333 of ordinary income.
NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees

20

BAHL & GAYNOR ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 8 – RISKS
Dividend-Paying Securities Risk. There is no guarantee that issuers of the securities held by the Funds will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.
Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
NOTE 9 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of Bahl & Gaynor Small Cap Dividend ETF’s shares.

21

BAHL & GAYNOR ETFs
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal period ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percent of dividends declared from ordinary income designated as qualified dividend income was as follows:

Bahl & Gaynor Dividend ETF	100.00%
Bahl & Gaynor Income Growth ETF	100.00%
Bahl & Gaynor Small Cap Dividend ETF	100.00%
Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal period ended December 31, 2025 was as follows:

Bahl & Gaynor Dividend ETF	100.00%
Bahl & Gaynor Income Growth ETF	100.00%
Bahl & Gaynor Small Cap Dividend ETF	100.00%
Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was as follows:

Bahl & Gaynor Dividend ETF	0.00%
Bahl & Gaynor Income Growth ETF	0.00%
Bahl & Gaynor Small Cap Dividend ETF	0.00%
Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.00%

22

Bahl & Gaynor ETFs
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

23

BAHL & GAYNOR ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Bahl & Gaynor Income Growth ETF (BGIG)
Bahl & Gaynor Small/Mid Cap Income Growth ETF (SMIG)
Bahl & Gaynor Dividend ETF (BGDV)
Bahl & Gaynor Small Cap Dividend ETF (SCDV)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 24-25, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Bahl & Gaynor, Inc. (the “Adviser”) and the Trust, on behalf of Bahl & Gaynor Income Growth ETF (“BGIG”), Bahl & Gaynor Small/Mid Cap Income Growth ETF (“SMIG”), Bahl & Gaynor Dividend ETF (“BGDV”), and Bahl & Gaynor Small Cap Dividend ETF (“SCDV”) (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to each Fund; (ii) each Fund’s historical performance; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee, and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by FUSE Research Network (“FUSE”), an independent third party, that compares each Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “FUSE Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference eight days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as the Funds’ investment adviser. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, the Adviser’s representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations. The Board also noted that the Adviser is responsible for monitoring the extent to which a Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended March 31, 2026, had been included in the Materials, including the FUSE Report, which compared the performance results of each Fund with

24

BAHL & GAYNOR ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
the returns of two groups of the Fund’s peer funds: (1) a broader category group of actively-managed ETFs (each, a “Peer Universe”) and (2) a group of ETFs selected from the Peer Universe by FUSE as most comparable to such Fund (each, a “Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.
BGIG: The Board noted that the Fund underperformed its broad-based securities market benchmark, the S&P 500 Index Total Return, and an additional benchmark, the Russell 1000 Value Index Total Return, over the one-year and since inception periods. However, the Board noted that the S&P 500 Index provides an indication of the performance of U.S. large-cap companies and the Russell 1000 Value Index measures the performance of U.S. large-cap value stocks, while the Fund seeks current and growing dividend income, downside protection relative to the broader equity market, and long-term capital appreciation by investing in U.S.-listed equity securities of large capitalization companies. The Board also observed that the Fund slightly underperformed, over the one-year period, the Bahl & Gaynor Income Growth Composite, which is comprised of other accounts managed by the Adviser that employ similar strategies to the Fund.
The Board then noted that, for the one-year and since inception periods, the Fund outperformed the median return of its Peer Group and performed in-line with the median return of its Peer Universe. The Board observed that the Peer Universe was comprised of large cap value funds and the Peer Group was comprised of a subset of those funds with similar pricing characteristics and average net assets as those of the Fund. In addition, the Board noted that the Fund performed within the range of funds in its Selected Peer Group for the one-year period. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as a mix of actively managed and index-based ETFs with U.S. large-cap value or blend, U.S. mid-cap value, or U.S. derivative income strategies.
The Board also considered that BGIG’s inception date was September 14, 2023, less than three years prior to March 31, 2026, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
SMIG: The Board noted that the Fund significantly underperformed its broad-based securities market benchmark, the Russell 2500 Total Return Index, over the one-year period, underperformed the same benchmark over the three-year period, and slightly outperformed the same benchmark over the since inception period. However, the Board noted that the Russell 2500 Total Return Index measures the performance of small- to mid-cap companies in the U.S. equity market, while the Fund seeks current and growing dividend income, downside protection relative to the broader equity market, and long-term capital appreciation by investing in small- and mid-capitalization companies. The Board also observed that for the one- and three-year periods, the Fund slightly underperformed the Bahl & Gaynor Small/Mid Cap Income Growth Composite, which is comprised of other accounts managed by the Adviser that employ similar strategies to the Fund.
The Board then noted that, for the one-year and since inception periods, the Fund underperformed the median return of its Peer Group, but performed in line with its Peer Group over the three-year period. The Board also noted that for each of the one-, three-year, and since inception periods, the Fund underperformed the median return of its Peer Universe. The Board observed that the Peer Universe was comprised of mid-cap value funds and the Peer Group was comprised of a subset of those funds with similar pricing characteristics and average net assets as those of the Fund. In addition, the Board noted that the Fund underperformed all of the funds in its Selected Peer Group over the one-year period but performed within the range of its Selected Peer funds over the three-year period. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as a mix of actively managed and index-based ETFs with U.S. mid-cap or small-cap value, growth, or blend strategies.
BGDV: The Board noted that the Fund underperformed its broad-based securities market benchmark, the S&P 500 Total Return Index, over the one-year period and outperformed the same benchmark over the since inception period. However, the Board noted that the S&P 500 Index provides an indication of the performance of U.S. large-cap companies, while the Fund seeks long-term growth of dividend income, downside protection relative to the broader equity market, and total return by investing in large-capitalization companies. The Board also observed that for the

25

BAHL & GAYNOR ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
one-year period, the Fund slightly underperformed the Bahl & Gaynor Dividend Composite, which is comprised of other accounts managed by the Adviser that employ similar strategies to the Fund.
The Board then noted that, for the one-year and since inception periods, the Fund outperformed the median return of its Peer Group. The Board also noted that the Fund slightly underperformed the median return of its Peer Universe over the one-year period but outperformed the median return of its Peer Universe over the since inception period. The Board observed that the Peer Universe was comprised of large blend funds and the Peer Group was comprised of a subset of those funds with similar pricing characteristics and average net assets as those of the Fund. In addition, the Board noted that the Fund performed within the range of funds in its Selected Peer Group over the one-year period. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as a mix of actively managed and index-based ETFs with U.S. large-cap value, large-cap blend, or derivative income strategies.
The Board also considered that BGDV’s inception date was December 11, 2024, less than 16 months prior to March 31, 2026, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
SCDV: The Board noted that the Fund underperformed its broad-based securities market benchmark, the Russell 2000 Total Return Index, over the one-year and since inception period. However, the Board noted that the Russell 2000 Index measures the performance of small-cap companies in the U.S. equity market, while the Fund seeks long-term growth of dividend income, downside protection, and total return by investing in small-capitalization companies. The Board also observed that for the one-year period, the Fund slightly underperformed the Bahl & Gaynor Small Cap Dividend Composite, which is comprised of other accounts managed by the Adviser that employ similar strategies to the Fund.
The Board then noted that, for the one-year period, the Fund outperformed the median return of its Peer Group and slightly underperformed the median return of its Peer Group over the since inception period. The Board also noted that for the one-year and since inception period, the Fund underperformed the median return of its Peer Universe. The Board observed that the Peer Universe was comprised of small blend funds and the Peer Group was comprised of a subset of those funds with similar pricing characteristics and average net assets as those of the Fund. In addition, the Board noted that the Fund performed within the range of funds in its Selected Peer Group over the one-year period. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as a mix of actively managed and index-based ETFs with U.S. small-cap value, growth and blend strategies.
The Board also considered that SCDV’s inception date was December 11, 2024, less than 16 months prior to March 31, 2026, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Cost of Services to be Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of the Adviser’s own fee and resources.
The Board compared each Fund’s net expense ratio to its Peer Group and Peer Universe as shown in the FUSE Report, as well as its Selected Peer Group. The Board noted that each Fund’s net expense ratio was equal to its unified management fee.
BGIG: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in both its Peer Group and Peer Universe. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
SMIG: The Board noted that the Fund’s net expense ratio was slightly higher than the median net expense ratio of the funds in both its Peer Group and Peer Universe. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

26

BAHL & GAYNOR ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
BGDV: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in both its Peer Group and Peer Universe. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
SCDV: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and equal to the median net expense ratio of the funds in its Peer Universe. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that each Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as each Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of a Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

27

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	9/4/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	9/4/2026

* Print the name and title of each signing officer under his or her signature.